Acquisition of Delaware Bancshares, Inc. (Future Amortization Expense) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Business Acquisition [Line Items]
2018	$ 126
2019	101
2020	77
2021	52
2022	38
After five years	68
Amortization Expense for the Core Deposit Intangible, Total	462
Delaware Bancshares, Inc. Acquisition [Member]
Business Acquisition [Line Items]
2018	70
2019	62
2020	54
2021	46
2022	37
After five years	68
Amortization Expense for the Core Deposit Intangible, Total	$ 337